Annual Total Returns [BarChart] - Great-West Moderately Conservative Profile Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(0.02%)
2012	10.83%
2013	12.03%
2014	5.79%
2015	(0.82%)
2016	7.39%
2017	10.07%
2018	(4.73%)
2019	14.45%
2020	9.57%